Condensed Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
OPERATING ACTIVITIES
Net income	$ 296.7	$ 319.9
Adjustments to reconcile net income to net cash provided by operating activities of continuing operations:
Discontinued operations, net	21.3	(5.7)
Depreciation expense	139.2	127.9
Gain (Loss) on Disposition of Property Plant Equipment	(0.1)	(0.6)
Other Noncash Income (Expense)	(0.1)	6.4
Share-based compensation expense	11.9	12.8
Deferred income tax (benefit) expense	(5.6)	(5.1)
Amortization of intangibles and other, net	(2.8)	(9.3)
Changes in operating assets and liabilities	(18.2)	(134.7)
Net cash provided by operating activities of continuing operations	442.5	298.8
INVESTING ACTIVITIES
Additions to property and equipment	(273.4)	(164.7)
Other	0.8	0.9
Net cash provided by (used in) investing activities of continuing operations	(272.6)	(163.8)
FINANCING ACTIVITIES
Cash dividends paid	(175.7)	(116.5)
Reduction of long-term borrowings	(7.1)	(7.1)
Proceeds from exercise of share options	0.2	13.4
Other	(6.4)	(5.5)
Net cash provided by (used in) financing activities	(189.0)	(115.7)
DISCONTINUED OPERATIONS
Operating activities	(25.9)	43.5
Investing activities	1.8	11.9
Net cash provided by discontinued operations	(24.1)	55.4
Effect of exchange rate changes on cash and cash equivalents	0.1	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(43.1)	74.7
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	165.6	487.1
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 122.5	$ 561.8